Exhibit 99.1
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Accrued Interest Date:                                                                                    Collection Period Ending:
25-Jan-07                                                                                                                 31-Jan-07
Distribution Date:                                BMW VEHICLE OWNER TRUST 2006-A                                           Period #
26-Feb-07                                         ------------------------------                                                  5

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
Balances
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                                                                              Initial         Period End
     Receivables                                                       $1,153,770,268       $928,737,655
     Reserve Account                                                       $2,772,491         $2,772,491
     Yield Supplement Overcollateralization                               $44,773,894        $36,624,213
     Overcollateralization                                                       $374         $1,834,185
     Class A-1 Notes                                                     $323,000,000       $104,283,257
     Class A-2 Notes                                                     $308,000,000       $308,000,000
     Class A-3 Notes                                                     $280,000,000       $280,000,000
     Class A-4 Notes                                                     $173,044,000       $173,044,000
     Class B Notes                                                        $24,952,000        $24,952,000

Current Collection Period
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     Beginning Receivables Outstanding                                   $973,318,662
     Collections
        Principal Collections
           Receipts of Scheduled Principal                                $29,474,925
           Receipts of Pre-Paid Principal                                 $14,484,428
           Liquidation Proceeds                                              $204,514
           Principal Balance Allocable to Gross Charge-offs                  $417,140
        Total Principal  Reduction                                        $44,581,007

        Interest Collections
           Receipts of Interest                                            $2,757,105
           Servicer Advances                                                  $81,426
           Reimbursement of Previous Servicer Advances                             $0
           Accrued Interest on Purchased Receivables                               $0
           Recoveries                                                         $66,028
           Net Investment Earnings                                            $11,899
        Total Interest Collections                                         $2,916,458

     Total Collections                                                    $47,080,326

     Ending Receivables Outstanding                                      $928,737,655

Servicer Advance Amounts
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     Beginning Period Unreimbursed Previous Servicer Advance                 $494,326
     Current Period Servicer Advance                                          $81,426
     Current Reimbursement of Previous Servicer Advance                            $0
     Ending Period Unreimbursed Previous Servicer Advances                   $575,752

Collection Account
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     Deposits to Collection Account                                       $47,080,326

     Distribution Amounts Due
        Servicing Fees Due                                                   $811,099
        Class A Noteholder Interest Distribution Due                       $3,986,683
        First Priority Principal Distribution Due                         $15,388,442
        Class B Noteholder Interest Distribution Due                         $107,917
        Second Priority Principal Distribution Due                        $24,952,000
        Reserve Account Deposit Due                                                $0
        Regular Principal Distribution Due                                 $8,378,927
        Unpaid Trustee Fees Due                                                    $0

        Amounts Paid to the Servicer                                         $811,099
        Amounts Deposited into Note Distribution Account                  $46,269,227
        Amounts Deposited into Reserve Account                                     $0
        Excess Funds Released to Depositor                                         $0
     Total Distributions from Collection Account                          $47,080,326

Excess Funds Released to the Depositor
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        Release from Reserve Account                                               $0
        Release from Collection Account                                            $0
     Total Excess Funds Released to the Depositor                                  $0

Note Distribution Account
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     Amount Deposited from the Collection Account                         $46,269,227
     Interest Distribution to Noteholders                                  $4,094,600
     Principal Distribution to Noteholders                                $42,174,627
     Amount Deposited from the Reserve Account                                     $0
     Amount Paid to Noteholders                                           $46,269,227

Distributions
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     Interest Distributable Amount                                        Current Int         Per $1,000
     Class A-1 Notes                                                         $698,238              $4.77
     Class A-2 Notes                                                       $1,360,333              $4.42
     Class A-3 Notes                                                       $1,197,000              $4.28
     Class A-4 Notes                                                         $731,111              $4.23
     Class B Notes                                                           $107,917              $4.33

     Monthly Principal Distributable Amount                           Current Payment     Ending Balance    Per $1,000        Factor
     Class A-1 Notes                                                      $42,174,627       $104,283,257       $130.57        32.29%
     Class A-2 Notes                                                               $0       $308,000,000         $0.00       100.00%
     Class A-3 Notes                                                               $0       $280,000,000         $0.00       100.00%
     Class A-4 Notes                                                               $0       $173,044,000         $0.00       100.00%
     Class B Notes                                                                 $0        $24,952,000         $0.00       100.00%

Carryover Shortfalls
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                                                                Prior Period Carryover   Current Payment    Per $1,000
     Class A-1 Interest Carryover Shortfall                                        $0                 $0            $0
     Class A-2 Interest Carryover Shortfall                                        $0                 $0            $0
     Class A-3 Interest Carryover Shortfall                                        $0                 $0            $0
     Class A-4 Interest Carryover Shortfall                                        $0                 $0            $0
     Class B Interest Carryover Shortfall                                          $0                 $0            $0


Receivables Data
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                                                                     Beginning Period      Ending Period
     Number of Contracts                                                       56,291             54,087
     Weighted Average Remaining Term                                            46.23              45.65
     Weighted Average Annual Percentage Rate                                    5.53%              5.52%

     Delinquencies Aging Profile End of Period                          Dollar Amount         Percentage
        Current                                                          $830,406,131             89.41%
        1-29 days                                                         $83,853,875              9.03%
        30-59 days                                                        $10,716,988              1.15%
        60-89 days                                                         $2,264,553              0.24%
        90-119 days                                                          $716,281              0.08%
        120-149 days                                                         $779,827              0.08%
        Total                                                            $928,737,655            100.00%
        Delinquent Receivables +30 days past due                          $14,477,649              1.56%


     Write-offs
        Gross Principal Write-Offs for Current Period                        $417,140
        Recoveries for Current Period                                         $66,028
        Net Write-Offs for Current Period                                    $351,112

        Cumulative Realized Losses                                           $477,937


     Repossessions                                                      Dollar Amount              Units
        Beginning Period Repossessed Receivables Balance                   $1,529,428                 58
        Ending Period Repossessed Receivables Balance                      $2,913,579                 95
        Principal Balance of 90+ Day Repossessed Vehicles                      $6,592                  1



Yield Supplement Overcollateralization
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     Beginning Period Required Amount                                     $38,171,938
     Beginning Period Amount                                              $38,171,938
     Current Distribution Date Required Amount                            $36,624,213
     Current Period Release                                                $1,547,724
     Ending Period Amount                                                 $36,624,213
     Next Distribution Date Required Amount                               $35,117,539

Reserve Account
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     Beginning Period Required Amount                                      $2,772,491
     Beginning Period Amount                                               $2,772,491
     Net Investment Earnings                                                  $11,899
     Current Period Deposit Amount Due                                             $0
     Current Period Deposit Amount Paid From Collection Account                    $0
     Current Period Release to Note Distribution Account                           $0
     Ending Period Required Amount                                         $2,772,491
     Current Period Release to Depositor                                           $0
     Ending Period Amount                                                  $2,772,491


Overcollateralization
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     Beginning Period Amount                                               $2,692,841
     Ending Period Target Credit Enhancement OC Amount                     $8,378,927
     Ending Period Amount                                                  $1,834,185
     Current Period Release                                                  $858,656
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